Taxation (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [text block] [Abstract]
Weighted average tax rate	13.50%	12.10%	12.50%
Gross tax loss carry forwards, description	the Group had unrecognized tax loss carryforwards amounting to CHF 109.9 million (2020: CHF 114.0 million), of which CHF 108.6 million related to Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG in Switzerland, CHF 1.3 million to Altamira Therapeutics Inc. in the United States (2020: CHF 113.0 million for Auris Medical AG, Otolanum AG, Zilentin AG and Altamira Medica AG and CHF 1.0 million for Auris Medical Inc.).